Average Annual Total Returns - AMG Managers Cadence Mid Cap Fund	Oct. 01, 2020	Sep. 30, 2020
Class N
Average Annual Return:
1 Year	25.19%
5 Years	8.28%
10 Years	11.38%
Class N | After Taxes on Distributions
Average Annual Return:
1 Year		24.12%
5 Years		5.53%
10 Years		9.31%
Class N | After Taxes on Distributions and Sales
Average Annual Return:
1 Year		15.67%
5 Years		5.89%
10 Years		8.84%
Class Z
Average Annual Return:
1 Year	25.60%
5 Years	8.68%
10 Years	11.81%
Class I
Average Annual Return:
1 Year	25.48%
5 Years	8.48%
10 Years	11.56%